Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Asset retirement obligations	$ 6,908	$ 6,806	$ 5,861	$ 5,771
North America
Disclosure of operating segments [line items]
Asset retirement obligations	4,326	4,021
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	1,011	821
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	143	170
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,427	1,793
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 1